Financial investments	12 Months Ended
Dec. 31, 2021
Financial investments [Abstract]
Financial investments

7. Financial investments
Consists of investments in Brazilian Treasury Bonds (“LFTs”), in the amount of R$782,647 in December 31, 2021 (R$979,837 in December 31, 2020) with an average return of 100% of the Basic Interest Rate (SELIC, 9.25% per year on December 31, 2021 and 2.0% per year on December 31, 2020), invested to comply with certain requirements for authorized payment institutions as set forth by the Brazilian Central Bank regulation. This financial asset was classified at fair value through other comprehensive income. Unrealized gain on LFTs in the year ended December 31, 2021 totaled R$271 (loss of R$278 in year ended December 31, 2020).